SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Information By Financial Statement Line Item [Line Items]
Financial income, gross		$ 1,299	$ 1,861
Financial expense, gross	2,307	2,772	6,852
Financial income, net	2,307	(1,473)	(4,991)
Interest on bank deposits [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross			35
Gains (Losses) from marketable securities [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross		1,299	1,826
Financial expense, gross		512	3,013
Other [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	1,226	474	468
Interest in respect of convertible subordinated notes and bank loans [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	1,081	1,752	2,477
Amortization of convertible subordinated notes issuance costs and discount [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross		$ 34	$ 894